Commitments and contingencies (Details)	12 Months Ended
	Dec. 31, 2020 GBP (£) LeaseholdProperty	Dec. 31, 2019 GBP (£)
Contractual obligations [Abstract]
Lease liabilities - existing	£ 45,737,000	£ 66,591,000
Lease liabilities - contingent	6,566,000	7,045,000
Manufacturing	3,324,000	4,311,000
Capital commitments	77,000	1,460,000
Total contractual obligations	£ 55,704,000	79,407,000
Number of leasehold properties under contractual obligations | LeaseholdProperty	2
Contingent commitment	£ 6,566,000	7,045,000
Less than 1 year [Member]
Contractual obligations [Abstract]
Lease liabilities - existing	3,529,000	4,469,000
Lease liabilities - contingent	0	68,000
Manufacturing	2,824,000	3,669,000
Capital commitments	77,000	1,460,000
Total contractual obligations	6,430,000	9,666,000
1-3 years [Member]
Contractual obligations [Abstract]
Lease liabilities - existing	5,322,000	8,958,000
Lease liabilities - contingent	2,254,000	1,604,000
Manufacturing	500,000	642,000
Capital commitments	0	0
Total contractual obligations	8,076,000	11,204,000
3-5 years [Member]
Contractual obligations [Abstract]
Lease liabilities - existing	4,286,000	7,876,000
Lease liabilities - contingent	2,471,000	2,685,000
Manufacturing	0	0
Capital commitments	0	0
Total contractual obligations	6,757,000	10,561,000
More than 5 years [Member]
Contractual obligations [Abstract]
Lease liabilities - existing	32,600,000	45,288,000
Lease liabilities - contingent	1,841,000	2,688,000
Manufacturing	0	0
Capital commitments	0	0
Total contractual obligations	£ 34,441,000	£ 47,976,000